Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Feb. 28, 2026	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016	Feb. 29, 2016
MP63 Fund
Account Value [Line Items]
Accumulated Value	$ 29,171	$ 25,622	$ 24,577	$ 23,910	$ 21,846	$ 20,306	$ 19,694	$ 19,381	$ 20,668	$ 20,780	$ 18,294	$ 16,487	$ 14,963	$ 15,324	$ 14,469	$ 14,364	$ 13,572	$ 12,443	$ 12,155	$ 11,357	$ 10,000
S&P 500 Index
Account Value [Line Items]
Accumulated Value	42,242	39,433	36,107	34,029	30,494	26,766	23,376	23,085	25,324	26,009	21,761	19,829	16,575	16,262	15,320	15,800	14,635	13,204	12,498	11,360	10,000
Ishares Russell [Member]
Account Value [Line Items]
Accumulated Value	$ 30,297	$ 26,836	$ 25,647	$ 24,586	$ 22,173	$ 20,329	$ 19,489	$ 18,753	$ 20,087	$ 20,034	$ 17,499	$ 14,702	$ 14,402	$ 14,591	$ 14,288	$ 14,525	$ 13,872	$ 12,941	$ 12,891	$ 11,619	$ 10,000